NVIT BNY Mellon Dynamic US Core Fund Expense Example - NVIT BNY Mellon Dynamic US Core Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	364
Expense Example, with Redemption, 10 Years	819
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	500
Expense Example, with Redemption, 10 Years	1,116
Class P Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	418
Expense Example, with Redemption, 10 Years	939
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	281
Expense Example, with Redemption, 10 Years	$ 637